Filed Pursuant to Rule 485(b)

Registration No. 333-160877

811-22320

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 99	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 102	☒

RUSSELL EXCHANGE TRADED FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington         98101

                    (Address of Principal Executive Office)                                    (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

John V. O’Hanlon, Esq.
Mary Beth Rhoden Albaneze	Dechert LLP
Russell Exchange Traded Funds Trust	One International Place, 40th Floor
1301 Second Avenue, 18th Floor	100 Oliver Street
Seattle, Washington 98101	Boston, Massachusetts 02110-2605
206-505-4846	617-728-7100

(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 12, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 6 to Registration Nos. 333-160877 and 811-22320 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 99 to Registration Nos. 333-160877 and 811-22320. This Post-Effective Amendment No. 99 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 6. The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to Rule 485(b) on or before September 12, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Exchange Traded Funds Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 99 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 12th day of August, 2014.

RUSSELL EXCHANGE TRADED FUNDS TRUST
Registrant

By: *
Sandra Cavanaugh, President

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on August 12, 2014.

Signatures	Signatures

*	*
Sandra Cavanaugh, President and	Mark E. Swanson, Treasurer and
Chief Executive Officer	Chief Accounting Officer

*	*
Thaddas L. Alston, Trustee	Katherine W. Krysty, Trustee

*	*
Kristianne Blake, Trustee	Raymond P. Tennison, Jr., Trustee

*	*
Cheryl Burgermeister, Trustee	Jack R. Thompson, Trustee

*
Daniel P. Connealy, Trustee

/s/ Jessica Gates
*By Jessica Gates
Attorney-in-fact

*	Executed pursuant to powers of attorney with Post-Effective Amendment Nos. 87 and 91 to Registration Statement Nos. 333-160877 and 811-22320.